Inventories, Net	6 Months Ended
Sep. 30, 2019
Inventory Disclosure [Abstract]
Inventories, net

Note 4 – Inventories, net

As of September 30, 2019, and March 31, 2019, inventories consisted of the following:

	September 30,	March 31,
	2019	2019
	(unaudited)
Raw material	$341,759	$315,686
Finished goods	526,223	715,344
Provision for inventory	(21,701)	(23,112)
	$846,281	$1,007,918